Stockholders' Equity	3 Months Ended
Mar. 31, 2020
Equity [Abstract]
Stockholders' Equity	Stockholders' Equity
Preferred and Common Stock
The total number of shares of all classes of capital stock which we have authority to issue is 710,000,000 of which 700,000,000 are common stock, par value $0.0001 per share, and 10,000,000 are preferred stock par value $0.0001 per share. The designations and the powers, privileges and rights, and the qualifications, limitations or restrictions thereof in respect to each of our class of capital stock are as follows:
(a) Preferred Stock - Subject to the stockholders’ agreement entered in connection with the Virgin Galactic Business Combination, the Company's Board of Directors (the "Board") is expressly granted authority to issue shares of the preferred stock, in one or more series, and to fix for each such series such voting powers, full or limited, or no voting powers, and such designations, preferences and relative participating, optional or other special rights and such qualifications, limitations or restrictions thereof, including without limitation thereof, dividend rights, conversion rights, redemption privileges and liquidation preferences, as shall be stated and expressed in the resolution or resolutions adopted by the Board providing for the issue of such series all to the fullest extent now or hereafter permitted by Delaware Law.
(b) Common Stock - Each holder of common stock is entitled to one vote for each share of common stock held by such holder. The holders of common stock are entitled to the payment of dividends when and as declared by the Board in accordance with applicable law and to receive other distributions from the Company. Any dividends declared by the Board to the holders of the then outstanding shares of common stock will be paid to the holders thereof pro rata in accordance with the number of shares of common stock held by each such holder as of the record date of such dividend.
In the event of any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, the funds and assets of the Company that may be legally distributed to the Company’s stockholders will be distributed among the holders of the then outstanding shares of Common Stock pro rata in accordance with the number of shares of common stock held by each such holder. The foregoing rights of the holders of the common stock are subject to and qualified by the rights of, the holders of the preferred stock of any series as may be designated by the Board upon any issuance of the preferred stock of any series.
Warrants
In SCH's initial public offering, each unit sold at a price of $10.00 per unit consisted of one Class A ordinary share and one-third of one warrant (each whole warrant, a “SCH Public Warrant”). In connection with the Virgin Galactic Business Combination, upon Domestication, each then issued and outstanding redeemable SCH Public Warrant (including SCH Public Warrants that were part of SCH's outstanding units at the time of the Virgin Galactic Business Combination) converted automatically into a redeemable warrant (the "VGH Public Warrants). Each VGH Public Warrant entitles the holder to purchase one ordinary share of VGH, Inc. common stock at a price of $11.50 per share and were exercisable as of December 31, 2019. Unless earlier redeemed, the VGH Public Warrants will expire five years from the completion of the Virgin Galactic Business Combination. The Company may redeem the outstanding VGH Public Warrants at a price of $0.01 per VGH Public Warrant upon a minimum of 30 days’ prior written notice of redemption, and only in the event that the last sale price of the Company's common stock is at least $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which notice of redemption is given. If the Company redeems the VGH Public Warrants as described above, it will have the option to require all holders that wish to exercise their VGH Public Warrants to do so on a “cashless basis.” As of December 31, 2019, there were 22,999,977 outstanding VGH Public Warrants (including VGH Public Warrants that were part of VGH, Inc.'s then outstanding units).
Simultaneously with the consummation of the initial public offering of SCH, the Sponsor purchased 8,000,000 warrants to purchase one SCH Class A ordinary share at an exercise price of $11.50 (the “SCH Private Placement Warrants”) at a price of $1.50 per warrant, or $12.0 million in the aggregate, in a private placement. In connection with the Virgin Galactic Business Combination, upon the domestication, each of the then-outstanding SCH Private
Placement Warrants converted automatically into a warrant to acquire one share of VGH, Inc. common stock pursuant to the Warrant Agreement (the “VGH Private Placement Warrants”).
Each VGH Private Placement Warrant entitles the holder to purchase one ordinary share of VGH, Inc. common stock for $11.50 per share. The VGH Private Placement Warrants are identical to the VGH Public Warrants except that the SCH Private Placement Warrants are not redeemable by VGH, Inc., and may be exercised for cash or on a cashless basis so long as they are held by the Sponsor or any of its permitted transferees. Additionally, pursuant to the terms of the amended and restated registration rights agreement entered in connection with the consummation of the Virgin Galactic Business Combination, the Sponsor has the right to have the resale of such shares of VGH, Inc. common stock acquired upon exercise of the VGH Private Placement Warrants registered under the Securities Act of 1933, as amended.
As of March 31, 2020 and December 31, 2019, there were 2,419,699 and 22,999,977 VGH Public Warrants outstanding, respectively. As of both March 31, 2020 and December 31, 2019, there were also 8,000,000 VGH Private Placement Warrants outstanding that were issued in the VGH Private Placement Warrants.
Under the terms of the warrant agreement (the “Warrant Agreement”) between us and Continental Stock Transfer & Trust Company, as warrant agent, the VGH Public Warrants became exercisable on a cashless basis on January 27, 2020, based on the exchange ratio as calculated under the Warrant Agreement at the time of the exercise. On March 13, 2020 and pursuant to the terms of the Warrant Agreement, we announced that all VGH Public Warrants that remained unexercised immediately after 5:00 p.m. New York City time on April 13, 2020 (the “Redemption Date”) would be redeemed for $0.01 per warrant. Warrant holders could exercise their VGH Public Warrants at any time from March 13, 2020 and prior to the Redemption Date on a cashless basis, and receive 0.5073 shares of common stock per VGH Public Warrant surrendered for exercise. Immediately after the Redemption Date, 295,305 VGH Public Warrants remained unexercised and were redeemed at a redemption price of $0.01 per VGH Public Warrant in accordance with the terms of the Warrant Agreement. The VGH Private Placement Warrants were not subject to the redemption and remain outstanding.